Commitments and Contingencies (Details Narrative) (10-K) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) Integer	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Integer $ / shares shares	Dec. 31, 2018 USD ($)
Common stock issued for lease settlement		$ 130	$ 130
Closed Litigation [Member]
Number of legal matters | Integer	2		2
Loss contingency, accrued	$ 524		$ 524	$ 524
Lease Settlement [Member]
Common stock issued for lease settlement, shares | shares			18,935
Common stock issued for lease settlement			$ 100
Shares issued price per share | $ / shares			$ 6.90